COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years Ending
December 31,	Amount

2016	$1,004,517
2017	994,906
2018	1,019,465
2019	914,152
2020	886,704
Thereafter	14,805,095